IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Jan. 31, 2026		Oct. 31, 2025	Jan. 31, 2025		Oct. 31, 2024
Assets
Cash and non-interest-bearing deposits with banks	$ 10,997	[1]	$ 12,379	$ 13,530	[1]	$ 8,565
Interest-bearing deposits with banks	36,770		31,624
Securities (Note 4)	285,930		283,235
Cash collateral on securities borrowed	23,809		21,697
Securities purchased under resale agreements	85,938		86,695
Loans (Note 5)
Residential mortgages	287,585		287,033
Personal	47,664		47,866
Credit card	21,246		21,581
Business and government	240,405		237,416
Allowance for credit losses	(4,409)		(4,392)	(4,104)
Derivative instruments	38,213		38,352
Other assets	58,429
Total assets	1,132,577		1,116,938
Liabilities
Deposits	815,891		808,124
Obligations related to securities sold short	20,811		24,244
Cash collateral on securities lent	8,668		6,031
Obligations related to securities sold under repurchase agreements	138,675		130,042
Derivative instruments	41,723		41,411
Other liabilities	33,404
Subordinated indebtedness	7,793		7,819
Equity	65,612		64,413	$ 61,631
Total liabilities and equities	1,132,577		1,116,938
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	10,997
Interest-bearing deposits with banks	36,770
Securities (Note 4)	7,577
Cash collateral on securities borrowed	23,809
Securities purchased under resale agreements	45,466
Loans (Note 5)
Residential mortgages	5,737
Personal	1,016
Credit card	446
Business and government	4,187
Derivative instruments	3,054
Total assets	139,059		142,332
Liabilities
Deposits	50,073
Obligations related to securities sold short	20,811
Cash collateral on securities lent	8,668
Obligations related to securities sold under repurchase agreements	105,780
Derivative instruments	5,485
Other liabilities	24
Total liabilities and equities	190,841		168,684
1 - 3 months [member]
Assets
Securities (Note 4)	7,485
Securities purchased under resale agreements	18,523
Loans (Note 5)
Residential mortgages	13,521
Personal	672
Credit card	892
Business and government	8,308
Derivative instruments	5,433
Total assets	54,834		53,038
Liabilities
Deposits	44,115
Obligations related to securities sold under repurchase agreements	25,869
Derivative instruments	5,812
Other liabilities	44
Total liabilities and equities	75,840		77,133
3 - 6 months [member]
Assets
Securities (Note 4)	8,077
Securities purchased under resale agreements	13,948
Loans (Note 5)
Residential mortgages	24,393
Personal	684
Credit card	1,339
Business and government	15,440
Derivative instruments	3,447
Total assets	67,328		59,721
Liabilities
Deposits	58,040
Obligations related to securities sold under repurchase agreements	2,230
Derivative instruments	3,925
Other liabilities	69
Total liabilities and equities	64,264		67,228
6 - 9 months [Member]
Assets
Securities (Note 4)	6,454
Securities purchased under resale agreements	2,133
Loans (Note 5)
Residential mortgages	15,174
Personal	659
Credit card	1,339
Business and government	11,819
Derivative instruments	2,909
Total assets	40,487		52,240
Liabilities
Deposits	47,109
Obligations related to securities sold under repurchase agreements	1,115
Derivative instruments	3,010
Other liabilities	69
Total liabilities and equities	51,303		58,353
9 - 12 months [Member]
Assets
Securities (Note 4)	4,555
Securities purchased under resale agreements	948
Loans (Note 5)
Residential mortgages	26,080
Personal	733
Credit card	1,339
Business and government	17,348
Derivative instruments	5,079
Total assets	56,082		56,006
Liabilities
Deposits	52,572
Obligations related to securities sold under repurchase agreements	681
Derivative instruments	5,113
Other liabilities	69
Total liabilities and equities	58,435		51,054
1 - 2 years [member]
Assets
Securities (Note 4)	34,671
Securities purchased under resale agreements	4,888
Loans (Note 5)
Residential mortgages	81,746
Personal	791
Credit card	5,354
Business and government	60,648
Derivative instruments	5,556
Total assets	193,654		192,354
Liabilities
Deposits	40,342
Derivative instruments	4,914
Other liabilities	268
Total liabilities and equities	45,524		55,521
2 - 5 years [member]
Assets
Securities (Note 4)	78,174
Securities purchased under resale agreements	32
Loans (Note 5)
Residential mortgages	110,593
Personal	4,966
Credit card	10,537
Business and government	87,830
Derivative instruments	7,900
Total assets	300,032		290,574
Liabilities
Deposits	74,412
Obligations related to securities sold under repurchase agreements	3,000
Derivative instruments	4,935
Other liabilities	615
Subordinated indebtedness	222
Total liabilities and equities	83,184		79,183
Over 5 years [member]
Assets
Securities (Note 4)	55,955
Loans (Note 5)
Residential mortgages	10,341
Personal	6,116
Business and government	23,042
Derivative instruments	4,835
Total assets	100,289		100,631
Liabilities
Deposits	30,240
Derivative instruments	8,529
Other liabilities	784
Subordinated indebtedness	7,571
Total liabilities and equities	47,124		46,264
No specific maturity [member]
Assets
Securities (Note 4)	82,982
Loans (Note 5)
Personal	32,027
Business and government	11,783
Allowance for credit losses	(4,409)
Other assets	58,429
Total assets	180,812		170,042
Liabilities
Deposits	418,988
Other liabilities	31,462
Equity	65,612
Total liabilities and equities	$ 516,062		$ 513,518

[1]	Includes restricted cash of $533 million (January 31, 2025: $489 million) and interest-bearing demand deposits with Bank of Canada.